Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash flows from operating activities:
Net (loss) income	$ (1,782,766)	$ (1,593,795)
Adjustments to reconcile net (loss) income to net cash from operations:
Depreciation and amortization	62,043	27,009
Amortization of debt issuance costs and loan discount	203,975	146,038
Stock based compensation	228,200	244,814
Value of stock options issued to employees	433
Bad debt write-off of royalty receivable	64,385
Interest on note payable added to principal	127,658
Changes in operating assets and liabilities:
Accounts receivable	(86,813)	(71,923)
Royalties receivable	10,615	(19,367)
Prepaid expenses	219,512	(33,572)
Inventory	(118,891)	31,179
Deposits	4,014	(22,967)
Accounts payable	283,965	314,919
Accrued expenses	36,304	5,000
Payroll taxes payable		178,155
Customer deposits	(29,267)	117,218
Net cash from operating activities	(776,633)	(677,292)
Cash flows from investing activities:
Purchases of property and equipment	(9,338)	(53,839)
Acquisition of intangible asset	(9,465)	(11,896)
Net cash from investing activities	(18,803)	(65,735)
Cash flows from financing activities:
Payoff of bank line of credit	(19,227)
Related party payable		(40,311)
Proceeds from bank line of credit	54,226
Proceeds from sale of stock	116,250
Proceeds from short term financing	100,000
Proceeds from note payable	500,000	500,000
Debt issuance costs		(25,969)
Net cash from financing activities	751,249	433,720
Net change in cash	(44,187)	(309,307)
Cash, beginning of year	51,016	360,323
Cash, end of year	6,829	51,016
Supplemental cash flow information:
Cash paid for interest	237,604	145,345
Non-cash investing and financing activities:
Distribution		100,000
Issuance of common shares for Asset Purchase		55,000
Issuance of common shares for vendor credits		300,000
Issuance of common shares for loan fees	$ 50,000